INCOME TAXES (Reconciliation of Effective Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income (loss) from continuing operations before income tax expense	$ (966)	(6,020)	100,393	224,466
Income tax computed at PRC statutory tax rate	(242)	(1,505)	25,098	56,117
Non-deductible expenses	788	4,906	5,697	5,810
International tax rate difference	107	667	974	772
Changes in the valuation allowance	1,305	8,131	1,522	394
Income tax expenses	$ 1,958	12,199	33,291	63,093